American Century Investments®
Quarterly Portfolio Holdings
Avantis™ U.S. Small Cap Value Fund
May 31, 2020

Avantis U.S. Small Cap Value - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 1.2%
Astronics Corp.(1)	1,856	16,945
Hexcel Corp.	8,440	305,444
Maxar Technologies, Inc.	3,007	45,315
Spirit AeroSystems Holdings, Inc., Class A	7,570	164,042
		531,746
Air Freight and Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.(1)	4,623	180,575
Hub Group, Inc., Class A(1)	3,577	167,296
		347,871
Airlines — 1.4%
Allegiant Travel Co.	637	67,872
Hawaiian Holdings, Inc.	6,380	92,063
JetBlue Airways Corp.(1)	28,499	286,985
Mesa Air Group, Inc.(1)	4,324	14,053
SkyWest, Inc.	3,922	125,779
Spirit Airlines, Inc.(1)	2,498	32,349
		619,101
Auto Components — 2.7%
American Axle & Manufacturing Holdings, Inc.(1)	16,039	114,037
Cooper Tire & Rubber Co.	5,182	133,333
Cooper-Standard Holdings, Inc.(1)	1,824	19,134
Dana, Inc.	12,265	155,030
Delphi Technologies plc(1)	7,162	92,246
Gentherm, Inc.(1)	883	35,938
Goodyear Tire & Rubber Co. (The)	27,270	207,525
Modine Manufacturing Co.(1)	6,476	34,647
Shiloh Industries, Inc.(1)	258	307
Strattec Security Corp.	45	580
Superior Industries International, Inc.	365	471
Tenneco, Inc., Class A(1)	6,438	43,521
Visteon Corp.(1)	5,124	368,928
		1,205,697
Automobiles — 0.1%
Harley-Davidson, Inc.	2,016	43,021
Banks — 12.6%
1st Constitution Bancorp	116	1,489
1st Source Corp.	952	32,930
ACNB Corp.	1,014	25,188
Amalgamated Bank, Class A	1,776	19,944
Amerant Bancorp, Inc.(1)	556	7,250
Arrow Financial Corp.	387	11,320
Associated Banc-Corp.	18,057	252,979
Atlantic Capital Bancshares, Inc.(1)	259	2,953
BancFirst Corp.	240	9,149
Bancorp, Inc. (The)(1)	6,405	56,364
Bank of Commerce Holdings	1,653	12,612
Bank of Hawaii Corp.	4,234	272,373
Bank OZK	13,897	312,544

BankFinancial Corp.	377	3,423
BankUnited, Inc.	8,107	149,817
Bankwell Financial Group, Inc.	770	11,273
BCB Bancorp, Inc.	1,905	18,269
Boston Private Financial Holdings, Inc.	10,844	74,498
Bridge Bancorp, Inc.	231	4,920
Byline Bancorp, Inc.	2,900	35,235
C&F Financial Corp.	431	15,533
Cadence BanCorp	7,697	62,115
Camden National Corp.	293	9,827
Capital Bancorp, Inc.(1)	853	9,707
Capstar Financial Holdings, Inc.	1,549	17,844
Cathay General Bancorp.	8,379	227,825
CB Financial Services, Inc.	282	6,824
Central Pacific Financial Corp.	896	14,435
Central Valley Community Bancorp	1,301	19,593
Chemung Financial Corp.	144	3,646
CIT Group, Inc.	5,444	98,754
CNB Financial Corp.	1,855	32,871
Coastal Financial Corp.(1)	250	3,175
Codorus Valley Bancorp, Inc.	1,552	20,564
Colony Bankcorp, Inc.	416	5,292
Community Bankers Trust Corp.	2,613	14,711
Community Financial Corp. (The)	459	10,878
Community Trust Bancorp, Inc.	187	6,141
ConnectOne Bancorp, Inc.	392	5,747
County Bancorp, Inc.	174	3,785
Customers Bancorp, Inc.(1)	895	9,926
Eagle Bancorp Montana, Inc.	426	7,366
Eagle Bancorp, Inc.	3,779	122,288
Enterprise Bancorp, Inc.	1,329	30,620
Enterprise Financial Services Corp.	646	18,973
Esquire Financial Holdings, Inc.(1)	681	11,666
Evans Bancorp, Inc.	566	13,833
Farmers National Banc Corp.	324	3,807
Financial Institutions, Inc.	477	8,438
First BanCorp	24,020	131,389
First Bancorp, Inc. (The)	227	4,678
First Business Financial Services, Inc.	977	16,169
First Choice Bancorp	1,335	18,757
First Community Corp.	85	1,258
First Foundation, Inc.	5,126	76,377
First Guaranty Bancshares, Inc.	242	2,880
First Horizon National Corp.	26,039	243,465
First Internet Bancorp	1,054	16,948
First Mid Bancshares, Inc.	1,561	39,727
First of Long Island Corp. (The)	985	15,041
First Savings Financial Group, Inc.	21	861
First United Corp.	345	4,747
FNCB Bancorp, Inc.	206	1,145
Franklin Financial Services Corp.	146	3,650
Great Southern Bancorp, Inc.	1,605	65,099
Hancock Whitney Corp.	1,034	22,355
Hanmi Financial Corp.	693	6,258

Hawthorn Bancshares, Inc.	705	13,889
HBT Financial, Inc.	1,434	18,240
Hilltop Holdings, Inc.	8,232	153,856
Hope Bancorp, Inc.	1,783	16,930
IBERIABANK Corp.	1,200	50,892
Independent Bank Corp. (Michigan)	3,075	42,496
International Bancshares Corp.	6,842	210,597
Investors Bancorp, Inc.	5,931	51,481
Lakeland Bancorp, Inc.	2,104	23,354
Lakeland Financial Corp.	3,035	129,564
Landmark Bancorp, Inc.	178	4,450
Level One Bancorp, Inc.	61	1,147
Limestone Bancorp, Inc.(1)	58	660
Macatawa Bank Corp.	3,374	24,934
Mackinac Financial Corp.	1,064	11,183
Mercantile Bank Corp.	2,069	47,463
Metrocity Bankshares, Inc.	2,510	29,016
Metropolitan Bank Holding Corp.(1)	797	22,316
Middlefield Banc Corp.	74	1,406
Midland States Bancorp, Inc.	2,692	40,299
MidWestOne Financial Group, Inc.	1,869	35,866
MVB Financial Corp.	1,331	18,900
Northeast Bank	1,333	22,874
Northrim BanCorp, Inc.	776	17,902
Oak Valley Bancorp	775	10,664
OFG Bancorp	987	11,992
Old Second Bancorp, Inc.	4,135	31,839
Orrstown Financial Services, Inc.	967	13,035
Parke Bancorp, Inc.	1,430	19,906
PCB Bancorp.	1,436	12,953
Peapack-Gladstone Financial Corp.	538	10,131
Penns Woods Bancorp, Inc.	185	3,970
People's Utah Bancorp	2,281	56,500
Peoples Bancorp of North Carolina, Inc.	588	10,290
Peoples Bancorp, Inc.	497	11,168
Plumas Bancorp	642	12,288
Popular, Inc.	412	16,270
Preferred Bank	461	17,320
Premier Financial Bancorp, Inc.	861	11,417
QCR Holdings, Inc.	1,786	54,241
RBB Bancorp	1,879	24,108
Red River Bancshares, Inc.	185	7,446
Republic Bancorp, Inc., Class A	1,206	38,652
Salisbury Bancorp, Inc.	31	1,110
SB Financial Group, Inc.	128	1,962
SB One Bancorp	1,008	17,126
Select Bancorp, Inc.(1)	278	2,085
ServisFirst Bancshares, Inc.	5,432	189,468
Shore Bancshares, Inc.	1,790	17,900
Sierra Bancorp	1,762	33,196
Southern First Bancshares, Inc.(1)	1,110	32,257
Southern National Bancorp of Virginia, Inc.	455	4,577
Stock Yards Bancorp, Inc.	1,805	61,424
Summit Financial Group, Inc.	1,425	23,940

Synovus Financial Corp.	13,235	253,980
Texas Capital Bancshares, Inc.(1)	2,387	63,876
TriCo Bancshares	373	10,582
TriState Capital Holdings, Inc.(1)	410	6,130
UMB Financial Corp.	1,099	56,357
Union Bankshares, Inc.	156	3,058
United Community Banks, Inc.	8,536	166,879
United Security Bancshares	898	5,505
Unity Bancorp, Inc.	1,160	16,600
Washington Trust Bancorp, Inc.	1,626	51,983
Webster Financial Corp.	7,489	211,939
Wellesley Bank	44	1,496
West Bancorporation, Inc.	425	7,497
Wintrust Financial Corp.	5,173	219,128
		5,625,478
Beverages — 0.3%
National Beverage Corp.(1)	2,168	123,533
Biotechnology — 1.0%
Arena Pharmaceuticals, Inc.(1)	5,963	356,409
Catalyst Pharmaceuticals, Inc.(1)	14,859	64,042
Lexicon Pharmaceuticals, Inc.(1)	7,385	14,105
		434,556
Building Products — 1.5%
Alpha Pro Tech Ltd.(1)	2,500	31,125
Apogee Enterprises, Inc.	4,411	91,087
Armstrong Flooring, Inc.(1)	248	848
Insteel Industries, Inc.	3,487	61,545
Masonite International Corp.(1)	2,394	158,914
Patrick Industries, Inc.	641	33,249
Quanex Building Products Corp.	1,172	14,533
UFP Industries, Inc.	6,196	283,343
		674,644
Capital Markets — 2.8%
B. Riley Financial, Inc.	2,466	47,421
Diamond Hill Investment Group, Inc.	433	45,448
Evercore, Inc., Class A	4,088	225,290
GAMCO Investors, Inc., Class A	200	2,584
Hennessy Advisors, Inc.	490	3,930
INTL FCStone, Inc.(1)	1,920	97,939
Janus Henderson Group plc	9,844	212,237
Moelis & Co., Class A	1,338	44,997
Oppenheimer Holdings, Inc., Class A	1,092	23,128
Piper Sandler Cos.	2,035	121,367
Stifel Financial Corp.	4,842	231,012
Virtus Investment Partners, Inc.	993	92,329
Waddell & Reed Financial, Inc., Class A	8,597	112,105
		1,259,787
Chemicals — 3.3%
AdvanSix, Inc.(1)	5,522	65,381
Cabot Corp.	6,076	217,035
Chemours Co. (The)	16,954	222,267
Ferro Corp.(1)	1,714	20,602
Hawkins, Inc.	319	13,685
Kronos Worldwide, Inc.	4,254	41,519

Livent Corp.(1)	29,991	202,139
LSB Industries, Inc.(1)	440	475
Orion Engineered Carbons SA	740	8,184
Rayonier Advanced Materials, Inc.	1,478	3,207
Sensient Technologies Corp.	3,280	164,394
Stepan Co.	2,284	221,914
Trecora Resources(1)	3,178	20,307
Tredegar Corp.	1,041	15,938
Trinseo SA	5,588	115,001
Tronox Holdings plc, Class A	18,222	120,994
Venator Materials plc(1)	1,829	2,396
		1,455,438
Commercial Services and Supplies — 1.0%
Acme United Corp.	677	14,481
Clean Harbors, Inc.(1)	584	34,684
Ennis, Inc.	1,310	23,318
Heritage-Crystal Clean, Inc.(1)	498	8,446
Herman Miller, Inc.	1,635	37,638
HNI Corp.	1,201	30,589
Kimball International, Inc., Class B	5,265	58,915
McGrath RentCorp	2,429	135,441
Quad/Graphics, Inc.	3,723	10,611
Steelcase, Inc., Class A	6,831	79,103
		433,226
Communications Equipment — 0.3%
Aviat Networks, Inc.(1)	301	4,587
Communications Systems, Inc.	127	653
EchoStar Corp., Class A(1)	3,657	113,952
Genasys, Inc.(1)	5,919	27,109
		146,301
Construction and Engineering — 2.0%
Ameresco, Inc., Class A(1)	4,511	96,806
Arcosa, Inc.	3,804	145,199
Fluor Corp.	4,355	50,561
Goldfield Corp. (The)(1)	2,383	9,175
Great Lakes Dredge & Dock Corp.(1)	2,124	19,689
HC2 Holdings, Inc.(1)	10,273	27,121
MasTec, Inc.(1)	1,591	62,288
MYR Group, Inc.(1)	3,120	89,887
Northwest Pipe Co.(1)	1,907	47,847
Orion Group Holdings, Inc.(1)	2,241	5,894
Primoris Services Corp.	2,452	40,924
Tutor Perini Corp.(1)	1,391	14,605
Valmont Industries, Inc.	2,465	281,010
WillScot Corp.(1)	720	9,605
		900,611
Construction Materials — 0.3%
Eagle Materials, Inc.	1,934	129,114
United States Lime & Minerals, Inc.	69	5,117
		134,231
Consumer Finance — 2.7%
Atlanticus Holdings Corp.(1)	425	6,163
Elevate Credit, Inc.(1)	1,295	2,202
Green Dot Corp., Class A(1)	7,500	286,350

Navient Corp.	14,371	106,920
Nelnet, Inc., Class A	2,487	122,584
OneMain Holdings, Inc.	11,053	257,866
Oportun Financial Corp.(1)	2,789	26,914
Regional Management Corp.(1)	1,260	19,984
SLM Corp.	48,431	367,107
World Acceptance Corp.(1)	105	6,982
		1,203,072
Distributors — 0.5%
Core-Mark Holding Co., Inc.	8,509	238,082
Diversified Consumer Services — 0.1%
American Public Education, Inc.(1)	422	13,263
Perdoceo Education Corp.(1)	778	12,666
Universal Technical Institute, Inc.(1)	3,761	27,869
		53,798
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.(1)	764	12,942
Alerus Financial Corp.	813	14,740
Banco Latinoamericano de Comercio Exterior SA, E Shares	960	11,328
Marlin Business Services Corp.	441	3,303
		42,313
Diversified Telecommunication Services — 0.4%
Alaska Communications Systems Group, Inc.	7,079	18,476
ATN International, Inc.	1,855	110,187
Iridium Communications, Inc.(1)	1,632	37,536
		166,199
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	171	6,189
Encore Wire Corp.	3,449	166,552
LSI Industries, Inc.	4,646	28,526
Orion Energy Systems, Inc.(1)	5,281	23,659
Powell Industries, Inc.	1,326	35,272
Preformed Line Products Co.	32	1,588
TPI Composites, Inc.(1)	4,180	86,735
		348,521
Electronic Equipment, Instruments and Components — 3.1%
Avnet, Inc.	11,970	326,063
Bel Fuse, Inc., Class B	196	1,836
Kimball Electronics, Inc.(1)	4,692	66,579
Methode Electronics, Inc.	2,674	83,830
Plexus Corp.(1)	2,965	190,412
Sanmina Corp.(1)	10,447	277,995
ScanSource, Inc.(1)	3,654	90,071
TTM Technologies, Inc.(1)	7,459	86,301
Vishay Intertechnology, Inc.	15,812	257,103
		1,380,190
Energy Equipment and Services — 1.6%
Archrock, Inc.	17,932	113,868
Cactus, Inc., Class A	505	9,635
DMC Global, Inc.	2,621	74,830
Exterran Corp.(1)	6,080	39,034
Gulf Island Fabrication, Inc.(1)	202	604
Helix Energy Solutions Group, Inc.(1)	2,770	9,307
Helmerich & Payne, Inc.	8,241	165,891

Liberty Oilfield Services, Inc., Class A	6,877	35,417
Natural Gas Services Group, Inc.(1)	1,108	6,936
Newpark Resources, Inc.(1)	1,401	2,830
NexTier Oilfield Solutions, Inc.(1)	5,249	15,222
Oceaneering International, Inc.(1)	10,123	64,990
Patterson-UTI Energy, Inc.	22,360	82,508
ProPetro Holding Corp.(1)	3,653	18,082
RPC, Inc.(1)	6,893	21,920
Select Energy Services, Inc., Class A(1)	8,218	48,815
Solaris Oilfield Infrastructure, Inc., Class A	444	3,077
US Silica Holdings, Inc.	1,024	3,021
		715,987
Entertainment — 0.3%
Eros International plc(1)	24,682	79,723
Marcus Corp. (The)	2,548	34,347
		114,070
Food and Staples Retailing — 1.6%
Ingles Markets, Inc., Class A	3,531	150,456
Natural Grocers by Vitamin Cottage, Inc.	2,534	36,490
PriceSmart, Inc.	1,086	59,057
SpartanNash Co.	1,362	29,160
United Natural Foods, Inc.(1)	15,881	311,267
Village Super Market, Inc., Class A	2,044	48,913
Weis Markets, Inc.	1,375	76,629
		711,972
Food Products — 0.6%
Alico, Inc.	953	30,582
Fresh Del Monte Produce, Inc.	1,913	47,615
John B Sanfilippo & Son, Inc.	1,628	141,538
Rocky Mountain Chocolate Factory, Inc.	114	489
Seneca Foods Corp., Class A(1)	1,720	62,728
		282,952
Health Care Equipment and Supplies — 0.1%
FONAR Corp.(1)	555	13,264
Lantheus Holdings, Inc.(1)	461	6,330
Meridian Bioscience, Inc.(1)	920	14,223
Natus Medical, Inc.(1)	859	18,383
		52,200
Health Care Providers and Services — 1.0%
Brookdale Senior Living, Inc.(1)	18,266	66,854
Ensign Group, Inc. (The)	1,285	56,180
InfuSystem Holdings, Inc.(1)	2,415	28,038
Owens & Minor, Inc.	11,068	87,769
Patterson Cos., Inc.	9,056	178,313
Psychemedics Corp.	112	650
Surgery Partners, Inc.(1)	630	8,445
		426,249
Hotels, Restaurants and Leisure — 2.7%
BJ's Restaurants, Inc.	583	12,663
Bluegreen Vacations Corp.	1,045	4,556
Carrols Restaurant Group, Inc.(1)	3,545	15,208
Cheesecake Factory, Inc. (The)	1,391	29,879
Chuy's Holdings, Inc.(1)	2,374	37,960
Cracker Barrel Old Country Store, Inc.	2,055	220,152

Extended Stay America, Inc.	21,996	252,954
Golden Entertainment, Inc.(1)	2,886	35,195
Hilton Grand Vacations, Inc.(1)	5,927	127,668
J Alexander's Holdings, Inc.(1)	139	589
Lindblad Expeditions Holdings, Inc.(1)	130	1,021
Norwegian Cruise Line Holdings Ltd.(1)	14,928	233,772
Penn National Gaming, Inc.(1)	3,853	126,417
Playa Hotels & Resorts NV(1)	3,477	9,075
Potbelly Corp.(1)	4,123	8,658
RCI Hospitality Holdings, Inc.	1,200	17,388
Red Robin Gourmet Burgers, Inc.(1)	1,373	19,030
Red Rock Resorts, Inc., Class A	805	11,109
Target Hospitality Corp.(1)	494	1,176
Texas Roadhouse, Inc.	1,133	58,746
Twin River Worldwide Holdings, Inc.	119	2,488
		1,225,704
Household Durables — 2.9%
Beazer Homes USA, Inc.(1)	1,097	10,772
Ethan Allen Interiors, Inc.	863	9,752
Hamilton Beach Brands Holding Co., Class A	1,353	12,921
iRobot Corp.(1)	426	31,405
KB Home	8,906	294,610
La-Z-Boy, Inc.	3,583	92,155
Legacy Housing Corp.(1)	861	11,202
Lifetime Brands, Inc.	267	1,519
M/I Homes, Inc.(1)	427	14,296
Meritage Homes Corp.(1)	4,266	296,487
New Home Co., Inc. (The)(1)	211	652
Taylor Morrison Home Corp.(1)	12,599	243,539
TRI Pointe Group, Inc.(1)	12,754	182,637
Turtle Beach Corp.(1)	1,867	19,753
Universal Electronics, Inc.(1)	2,099	94,959
		1,316,659
Household Products — 0.1%
Oil-Dri Corp. of America	1,065	37,733
Insurance — 4.3%
Ambac Financial Group, Inc.(1)	1,040	13,957
American Equity Investment Life Holding Co.	12,278	266,310
American National Insurance Co.	802	60,270
AMERISAFE, Inc.	1,952	119,814
CNO Financial Group, Inc.	13,664	196,078
Crawford & Co., Class A	1,407	8,470
Employers Holdings, Inc.	3,572	106,767
FBL Financial Group, Inc., Class A	899	32,103
Genworth Financial, Inc., Class A(1)	7,844	23,924
HCI Group, Inc.	895	40,141
Horace Mann Educators Corp.	5,400	197,208
Investors Title Co.	36	4,540
James River Group Holdings Ltd.	3,957	153,017
National General Holdings Corp.	9,137	185,481
National Western Life Group, Inc., Class A	63	12,344
NI Holdings, Inc.(1)	1,243	18,633
ProSight Global, Inc.(1)	179	1,586
Protective Insurance Corp., Class B	1,065	14,718

Selective Insurance Group, Inc.	1,460	76,577
Third Point Reinsurance Ltd.(1)	11,211	82,737
Tiptree, Inc.	2,578	15,726
Unum Group	15,548	235,552
Watford Holdings Ltd.(1)	3,030	44,753
		1,910,706
Interactive Media and Services†
Cars.com, Inc.(1)	1,805	11,137
Internet and Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A(1)	5,435	120,331
PetMed Express, Inc.	674	24,331
		144,662
IT Services†
Computer Task Group, Inc.(1)	362	1,499
Leisure Products — 0.3%
Johnson Outdoors, Inc., Class A	82	6,364
Malibu Boats, Inc., Class A(1)	681	32,096
Marine Products Corp.	921	10,361
Vista Outdoor, Inc.(1)	11,107	107,849
		156,670
Machinery — 3.3%
Albany International Corp., Class A	3,395	204,718
Astec Industries, Inc.	1,919	81,519
Commercial Vehicle Group, Inc.(1)	484	1,225
EnPro Industries, Inc.	419	18,889
Gorman-Rupp Co. (The)	246	7,542
Greenbrier Cos., Inc. (The)	4,678	99,267
Kennametal, Inc.	10,003	277,483
L.B. Foster Co., Class A(1)	1,249	15,263
Lydall, Inc.(1)	2,069	22,387
Miller Industries, Inc.	2,093	62,016
Mueller Industries, Inc.	5,076	135,935
Park-Ohio Holdings Corp.	1,381	20,149
REV Group, Inc.	2,913	17,769
Shyft Group, Inc. (The)	6,175	105,469
Titan International, Inc.	360	443
Trinity Industries, Inc.	16,566	330,823
Wabash National Corp.	9,413	89,894
		1,490,791
Marine — 0.6%
Costamare, Inc.	7,096	32,642
Genco Shipping & Trading Ltd.	234	1,104
Matson, Inc.	7,768	221,932
Safe Bulkers, Inc.(1)	713	727
Scorpio Bulkers, Inc.	383	6,668
		263,073
Media — 0.1%
Cumulus Media, Inc., Class A(1)	2,049	10,593
Entercom Communications Corp., Class A	3,807	6,358
Entravision Communications Corp., Class A	758	1,137
Saga Communications, Inc., Class A	1,004	26,676
Townsquare Media, Inc., Class A	134	599
Tribune Publishing Co.	341	3,240
		48,603

Metals and Mining — 3.4%
Alcoa Corp.(1)	23,304	214,630
Allegheny Technologies, Inc.(1)	3,627	31,482
Cleveland-Cliffs, Inc.	63,999	334,075
Commercial Metals Co.	14,364	246,486
Contura Energy, Inc.(1)	1,581	6,071
Haynes International, Inc.	1,668	38,080
Kaiser Aluminum Corp.	1,624	116,522
Olympic Steel, Inc.	2,234	24,641
Ramaco Resources, Inc.(1)	727	1,970
Ryerson Holding Corp.(1)	3,000	14,970
Schnitzer Steel Industries, Inc., Class A	5,134	80,604
SunCoke Energy, Inc.	18,751	63,941
Synalloy Corp.(1)	850	7,939
TimkenSteel Corp.(1)	6,221	21,773
United States Steel Corp.	30,313	243,717
Warrior Met Coal, Inc.	4,148	58,404
		1,505,305
Multiline Retail — 1.6%
Big Lots, Inc.	5,520	213,900
Dillard's, Inc., Class A	1,241	37,242
Kohl's Corp.	11,034	212,074
Macy's, Inc.	20,993	133,516
Nordstrom, Inc.	7,203	116,184
		712,916
Oil, Gas and Consumable Fuels — 8.2%
Adams Resources & Energy, Inc.	237	6,218
Antero Midstream Corp.	30,707	146,779
Antero Resources Corp.(1)	25,451	76,098
Apache Corp.	12,137	130,958
Arch Resources, Inc.	2,684	88,465
Berry Corp.	5,570	23,617
Bonanza Creek Energy, Inc.(1)	3,603	60,891
Chesapeake Energy Corp.(1)	1,215	15,807
Cimarex Energy Co.	8,907	234,076
CNX Resources Corp.(1)	24,857	253,293
Comstock Resources, Inc.(1)	3,215	17,232
CONSOL Energy, Inc.(1)	4,590	31,258
Continental Resources, Inc.	1,112	13,600
CVR Energy, Inc.	3,605	73,542
Delek US Holdings, Inc.	7,048	138,634
Devon Energy Corp.	7,995	86,426
DHT Holdings, Inc.	25,419	150,989
Dorian LPG Ltd.(1)	8,170	67,157
Earthstone Energy, Inc., Class A(1)	3,473	10,350
EnLink Midstream LLC(1)	4,767	11,250
EQT Corp.	13,244	176,675
Evolution Petroleum Corp.	5,183	12,646
GasLog Ltd.	4,333	14,862
Goodrich Petroleum Corp.(1)	823	6,617
Green Plains, Inc.(1)	813	6,951
Magnolia Oil & Gas Corp., Class A(1)	14,081	78,150
Marathon Oil Corp.	18,322	97,839
Matador Resources Co.(1)	11,581	90,795

Montage Resources Corp.(1)	4,824	29,523
Murphy Oil Corp.	5,576	66,633
NACCO Industries, Inc., Class A	434	11,405
Noble Energy, Inc.	11,652	101,722
Nordic American Tankers Ltd.	2,008	9,177
Overseas Shipholding Group, Inc., Class A(1)	20,289	44,839
Panhandle Oil and Gas, Inc., Class A	1,650	6,897
Par Pacific Holdings, Inc.(1)	4,869	45,233
Parsley Energy, Inc., Class A	7,892	72,133
PBF Energy, Inc., Class A	3,347	35,545
PDC Energy, Inc.(1)	11,326	137,951
Peabody Energy Corp.	8,203	25,839
Penn Virginia Corp.(1)	1,915	16,814
PrimeEnergy Resources Corp.(1)	7	532
Range Resources Corp.	57,443	344,084
Rattler Midstream LP	2,940	24,725
SandRidge Energy, Inc.(1)	298	471
SFL Corp. Ltd.	5,255	52,130
SilverBow Resources, Inc.(1)	117	442
SM Energy Co.	9,101	32,035
Southwestern Energy Co.(1)	111,926	336,897
Talos Energy, Inc.(1)	557	6,768
Teekay Tankers Ltd., Class A(1)	945	16,424
WPX Energy, Inc.(1)	19,258	109,193
		3,648,587
Paper and Forest Products — 1.4%
Boise Cascade Co.	4,491	152,829
Clearwater Paper Corp.(1)	3,624	104,987
Domtar Corp.	4,986	101,714
Mercer International, Inc.	11,212	90,481
Neenah, Inc.	3,090	156,230
Schweitzer-Mauduit International, Inc.	496	15,074
Verso Corp., Class A(1)	1,309	18,823
		640,138
Personal Products — 0.6%
Medifast, Inc.	93	9,518
Nu Skin Enterprises, Inc., Class A	5,807	215,904
USANA Health Sciences, Inc.(1)	732	62,015
		287,437
Pharmaceuticals — 1.6%
ANI Pharmaceuticals, Inc.(1)	137	4,255
Corcept Therapeutics, Inc.(1)	10,486	158,758
Innoviva, Inc.(1)	13,492	188,483
Lannett Co., Inc.(1)	8,191	62,661
Mallinckrodt plc(1)	4,646	13,102
Phibro Animal Health Corp., Class A	2,972	77,866
Supernus Pharmaceuticals, Inc.(1)	7,806	188,281
		693,406
Professional Services — 0.4%
CRA International, Inc.	242	9,774
Heidrick & Struggles International, Inc.	3,397	75,346
Kforce, Inc.	575	17,365
TrueBlue, Inc.(1)	3,680	56,893
		159,378

Real Estate Management and Development — 0.4%
Altisource Portfolio Solutions SA(1)	55	783
Marcus & Millichap, Inc.(1)	639	17,617
RE/MAX Holdings, Inc., Class A	3,675	102,863
RMR Group, Inc. (The), Class A	2,641	71,201
		192,464
Road and Rail — 2.7%
ArcBest Corp.	5,138	115,040
Heartland Express, Inc.	591	12,943
Marten Transport Ltd.	5,135	131,405
PAM Transportation Services, Inc.(1)	50	1,745
Ryder System, Inc.	9,016	308,888
Saia, Inc.(1)	2,831	306,994
Schneider National, Inc., Class B	1,680	40,605
US Xpress Enterprises, Inc., Class A(1)	5,048	25,745
USA Truck, Inc.(1)	137	878
Werner Enterprises, Inc.	6,052	279,723
		1,223,966
Semiconductors and Semiconductor Equipment — 1.2%
Amkor Technology, Inc.(1)	12,615	133,467
Amtech Systems, Inc.(1)	506	2,651
AXT, Inc.(1)	331	1,751
Diodes, Inc.(1)	767	37,307
Photronics, Inc.(1)	6,151	73,750
SMART Global Holdings, Inc.(1)	2,667	71,422
Synaptics, Inc.(1)	619	39,443
Ultra Clean Holdings, Inc.(1)	8,727	180,911
		540,702
Software — 0.1%
Synacor, Inc.(1)	379	417
TeleNav, Inc.(1)	6,990	34,600
		35,017
Specialty Retail — 6.9%
Abercrombie & Fitch Co., Class A	12,798	148,713
American Eagle Outfitters, Inc.	30,364	278,134
Asbury Automotive Group, Inc.(1)	1,507	108,926
AutoNation, Inc.(1)	8,326	328,711
Barnes & Noble Education, Inc.(1)	673	1,043
Bed Bath & Beyond, Inc.	4,001	29,087
Buckle, Inc. (The)	5,953	83,818
Build-A-Bear Workshop, Inc.(1)	638	1,448
Caleres, Inc.	3,811	27,325
Cato Corp. (The), Class A	4,075	39,528
Children's Place, Inc. (The)	1,641	68,331
Citi Trends, Inc.	2,154	34,981
Conn's, Inc.(1)	1,283	9,263
Dick's Sporting Goods, Inc.	6,067	218,776
Express, Inc.(1)	2,810	5,508
Foot Locker, Inc.	11,149	308,827
Gap, Inc. (The)	23,706	210,983
Genesco, Inc.(1)	2,173	40,179
Guess?, Inc.	1,266	12,116
Haverty Furniture Cos., Inc.	3,154	54,564
Hibbett Sports, Inc.(1)	614	11,862

Hudson Ltd., Class A(1)	1,166	5,877
Lithia Motors, Inc., Class A	2,531	305,213
Murphy USA, Inc.(1)	834	96,827
Office Depot, Inc.	69,838	172,500
Shoe Carnival, Inc.	1,673	43,481
Signet Jewelers Ltd.	14,061	148,344
Sonic Automotive, Inc., Class A	3,574	93,925
Sportsman's Warehouse Holdings, Inc.(1)	1,389	15,515
Tilly's, Inc., Class A	3,583	18,345
TravelCenters of America, Inc.(1)	1,882	25,633
Urban Outfitters, Inc.(1)	8,273	140,145
Zumiez, Inc.(1)	597	14,549
		3,102,477
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	14,079	211,748
Crown Crafts, Inc.	151	740
Culp, Inc.	117	902
Fossil Group, Inc.(1)	4,100	12,505
G-III Apparel Group Ltd.(1)	6,476	66,897
Oxford Industries, Inc.	477	20,330
PVH Corp.	418	19,007
Rocky Brands, Inc.	1,088	22,565
Steven Madden Ltd.	1,235	29,047
Superior Group of Cos., Inc.	233	2,332
		386,073
Thrifts and Mortgage Finance — 5.3%
Axos Financial, Inc.(1)	4,487	97,817
Bridgewater Bancshares, Inc.(1)	3,124	32,552
Essent Group Ltd.	10,352	342,134
Federal Agricultural Mortgage Corp., Class C	1,376	88,243
Flagstar Bancorp, Inc.	4,697	137,622
FS Bancorp, Inc.	490	20,698
Greene County Bancorp, Inc.	134	2,952
Hingham Institution For Savings (The)	203	33,322
Home Bancorp, Inc.	904	21,479
HomeStreet, Inc.	689	16,412
Luther Burbank Corp.	515	5,294
Merchants Bancorp	2,641	45,108
Meta Financial Group, Inc.	891	16,145
MGIC Investment Corp.	43,549	357,537
MMA Capital Holdings, Inc.(1)	79	1,972
Mr. Cooper Group, Inc.(1)	8,989	100,227
NMI Holdings, Inc., Class A(1)	8,361	128,467
Northwest Bancshares, Inc.	228	2,271
OP Bancorp	1,343	8,515
PennyMac Financial Services, Inc.	6,055	203,327
Pioneer Bancorp, Inc.(1)	1,771	16,913
Radian Group, Inc.	17,850	283,458
Riverview Bancorp, Inc.	2,994	14,970
Severn Bancorp, Inc.	129	787
Southern Missouri Bancorp, Inc.	1,003	24,393
Sterling Bancorp, Inc.	586	1,670
Territorial Bancorp, Inc.	99	2,518
Timberland Bancorp, Inc.	963	17,305

TrustCo Bank Corp. NY	9,895	62,338
Walker & Dunlop, Inc.	2,095	84,847
Waterstone Financial, Inc.	2,784	41,482
WSFS Financial Corp.	4,802	132,871
		2,345,646
Trading Companies and Distributors — 3.6%
Air Lease Corp.	8,328	250,756
BMC Stock Holdings, Inc.(1)	3,116	81,546
CAI International, Inc.(1)	3,003	56,486
GATX Corp.	4,262	267,398
H&E Equipment Services, Inc.	3,571	61,207
Herc Holdings, Inc.(1)	3,405	97,043
MRC Global, Inc.(1)	843	4,991
NOW, Inc.(1)	18,524	138,004
Rush Enterprises, Inc., Class A	5,505	229,118
Rush Enterprises, Inc., Class B	356	13,033
Systemax, Inc.	2,425	50,901
Textainer Group Holdings Ltd.(1)	9,357	76,540
Triton International Ltd.	7,113	216,946
Veritiv Corp.(1)	3,856	48,046
Willis Lease Finance Corp.(1)	215	4,532
		1,596,547
Wireless Telecommunication Services — 0.9%
Shenandoah Telecommunications Co.	3,412	179,505
Telephone and Data Systems, Inc.	7,053	144,516
United States Cellular Corp.(1)	2,845	89,646
		413,667
TOTAL COMMON STOCKS (Cost $39,923,774)		43,761,809
TEMPORARY CASH INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,149,100)	1,149,100	1,149,100
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $41,072,874)		44,910,909
OTHER ASSETS AND LIABILITIES — (0.6)%		(265,429)
TOTAL NET ASSETS — 100.0%		$44,645,480

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	6	June 2020	$300	$417,840	$20,208

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.